UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2009

Date of reporting period:	12/31/2008

Item 1.	Schedule of Investments

The Prudential Investment Portfolios, Inc.

JennisonDryden Conservative Allocation Fund

Schedule of Investments

as of December 31, 2008 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 98.5%
AFFILIATED REGISTERED INVESTMENT COMPANIES

Dryden Global Real Estate Fund (Class Z)	210,626	$2,584,385
Dryden Government Income Fund, Inc. (Class Z)	1,721,529	15,166,668
Dryden High Yield Fund, Inc. (Class Z)	738,184	2,886,298
Dryden International Equity Fund (Class Z)	604,309	2,846,295
Dryden Mid-Cap Value Fund (Class Z)	137,663	1,183,901
Dryden Short-Term Corporate Bond Fund (Class Z)	1,444,941	15,171,886
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	84,688	1,065,374
Dryden US Equity Active Extension Fund (Class Z)	429,625	2,672,267
Jennison 20/20 Focus Fund (Class Z)	314,087	3,037,225
Jennison Growth Fund (Class Z)	193,620	2,275,031
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	69,325	1,163,962
Jennison Natural Resources Fund, Inc. (Class Z)	42,842	1,157,166
Jennison Value Fund (Class Z)	567,222	5,269,490

TOTAL LONG-TERM INVESTMENTS
(cost $63,866,107)		56,479,948

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $720,741)	720,741	720,741

TOTAL INVESTMENTS(b) 99.8% (cost $64,586,848)(c)		57,200,689
Other assets in excess of liabilities 0.2%		112,192

NET ASSETS 100.0%		$57,312,881

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of December 31, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
$65,300,104	$193,611	$(8,293,026)	$(8,099,415)

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$57,200,689	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$57,200,689	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and December 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The Prudential Investment Portfolios, Inc.

JennisonDryden Moderate Allocation Fund

Schedule of Investments

as of December 31, 2008 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.0%
AFFILIATED REGISTERED INVESTMENT COMPANIES

Dryden Global Real Estate Fund (Class Z)	332,445	$4,079,104
Dryden Government Income Fund, Inc. (Class Z)	1,577,603	13,898,686
Dryden High Yield Fund, Inc. (Class Z)	798,581	3,122,451
Dryden International Equity Fund (Class Z)	1,933,007	9,104,461
Dryden Mid-Cap Value Fund (Class Z)	222,126	1,910,287
Dryden Short-Term Corporate Bond Fund (Class Z)	1,268,611	13,320,414
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	260,511	3,277,234
Dryden US Equity Active Extention Fund (Class Z)	1,024,229	6,370,701
Jennison 20/20 Focus Fund (Class Z)	794,739	7,685,127
Jennison Equity Opportunity Fund (Class Z)	434,248	3,782,303
Jennison Growth Fund (Class Z)	532,687	6,259,074
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	216,879	3,641,397
Jennison Natural Resources Fund, Inc. (Class Z)	94,389	2,549,458
Jennison Value Fund (Class Z)	1,186,657	11,024,041

TOTAL LONG-TERM INVESTMENTS
(cost $113,765,499)		90,024,738

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $1,110,799)	1,110,799	1,110,799

TOTAL INVESTMENTS(b) 100.2% (cost $114,876,298)(c)		91,135,537

Liabilities in excess of other assets (0.2%)		(213,952)

NET ASSETS 100.0%		$90,921,585

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as a manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of December 31, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
$116,321,370	$227,560	$(25,413,393)	$(25,185,833)

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$91,135,537	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$91,135,537	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and December 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The Prudential Investment Portfolios, Inc.

JennisonDryden Growth Allocation Fund

Schedule of Investments

as of December 31, 2008 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.3%
AFFILIATED REGISTERED INVESTMENT COMPANIES

Dryden Global Real Estate Fund (Class Z)	180,000	$2,208,602
Dryden International Equity Fund (Class Z)	1,781,611	8,391,389
Dryden Mid-Cap Value Fund (Class Z)	175,484	1,509,160
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	294,296	3,702,244
Dryden Total Return Bond Fund, Inc. (Class Z)	371,047	4,285,591
Dryden US Equity Active Extension Fund (Class Z)	712,713	4,433,077
Jennison 20/20 Focus Fund (Class Z)	526,996	5,096,052
Jennison Equity Opportunity Fund (Class Z)	229,883	2,002,284
Jennison Growth Fund (Class Z)	411,797	4,838,618
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	174,973	2,937,798
Jennison Natural Resources Fund, Inc. (Class Z)	71,584	1,933,472
Jennison Value Fund (Class Z)	804,887	7,477,399

TOTAL LONG-TERM INVESTMENTS (cost $70,795,258)		48,815,686

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $525,605)	525,605	525,605

TOTAL INVESTMENTS(b) 100.4% (cost $71,320,863)(c)		49,341,291

Liabilities in excess of other assets (0.4%)		(199,753)

NET ASSETS 100.0%		$49,141,538

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of December 31, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
$72,315,820	$—	$(22,974,529)	$(22,974,529)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$49,341,291	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$49,341,291	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and December 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The Prudential Investment Portfolios, Inc.

Jennison Growth Fund

Schedule of Investments

as of December 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS

Aerospace & Defense 3.1%
291,900	Lockheed Martin Corp.	$24,542,952
473,200	Raytheon Co.	24,152,128

		48,695,080

Beverages 4.1%
727,700	Coca-Cola Co. (The)(b)	32,942,979
569,700	PepsiCo, Inc.	31,202,469

		64,145,448

Biotechnology 14.2%
671,200	Celgene Corp.(a)	37,103,936
806,400	Genentech, Inc.(a)	66,858,624
161,600	Genzyme Corp.(a)	10,725,392
2,061,200	Gilead Sciences, Inc.(a)	105,409,769

		220,097,721

Capital Markets 3.0%
2,195,800	Charles Schwab Corp. (The)	35,506,086
110,000	Goldman Sachs Group, Inc. (The)	9,282,900
70,860	Lazard Ltd. (Class A Stock)	2,107,376

		46,896,362

Chemicals 2.4%
536,800	Monsanto Co.	37,763,880

Communications Equipment 8.5%
2,292,900	Cisco Systems, Inc.(a)	37,374,270
1,639,400	QUALCOMM, Inc.	58,739,702
892,800	Research In Motion Ltd.(a)	36,229,824

		132,343,796

Computers & Peripherals 6.5%
407,347	Apple, Inc.(a)	34,767,066
1,303,700	Hewlett-Packard Co.	47,311,273
216,900	International Business Machines Corp.	18,254,304

		100,332,643

Energy Equipment & Services 2.2%
804,700	Schlumberger Ltd.	34,062,951

Food & Staples Retailing 8.0%
497,700	Costco Wholesale Corp.	26,129,250
1,322,000	CVS/Caremark Corp.	37,994,280
1,065,600	Wal-Mart Stores, Inc.	59,737,536

		123,861,066

Food Products 0.5%
883,300	Cadbury PLC	7,689,649

Healthcare Equipment & Supplies 6.0%
473,600	Alcon, Inc.	42,240,384
960,100	Baxter International, Inc.	51,451,759

		93,692,143

Healthcare Providers & Services 2.7%
789,900	Medco Health Solutions, Inc.(a)	33,104,709
327,800	UnitedHealth Group, Inc.	8,719,480

		41,824,189

Household Products 3.3%
747,700	Colgate-Palmolive Co.	51,247,358

Internet & Catalog Retail 2.4%
722,700	Amazon.com, Inc.(a)(b)	37,060,056

Internet Software & Services 4.5%
226,300	Google, Inc. (Class A Stock)(a)	69,621,195

IT Services 4.2%
684,800	Infosys Technologies Ltd., ADR (India)	16,825,536
933,100	Visa, Inc. (Class A Stock)(b)	48,941,095

		65,766,631

Life Sciences, Tools & Services 2.0%
895,000	Thermo Fisher Scientific, Inc.(a)	30,492,650

Media 1.6%
1,124,300	Walt Disney Co. (The)(b)	25,510,367

Multiline Retail 0.3%
130,900	Target Corp.	4,519,977

Oil, Gas & Consumable Fuels 3.7%
441,000	Occidental Petroleum Corp.	26,455,590
658,500	Southwestern Energy Co.(a)	19,076,745
333,800	XTO Energy, Inc.	11,773,126

		57,305,461

Pharmaceuticals 9.7%
869,300	Abbott Laboratories	46,394,541
951,000	Mylan, Inc.(a)(b)	9,405,390
165,100	Roche Holding AG, ADR (Switzerland)	12,638,405

364,400	Shire PLC, ADR (United Kingdom)	16,317,832
1,123,500	Teva Pharmaceutical Industries Ltd., ADR (Israel)	47,827,395
502,600	Wyeth	18,852,526

		151,436,089

Road & Rail 0.4%
129,700	Union Pacific Corp.(b)	6,199,660

Semiconductors & Semiconductor Equipment 0.4%
747,500	NVIDIA Corp.(a)(b)	6,032,325

Software 4.1%
1,224,500	Adobe Systems, Inc.(a)	26,069,605
1,152,000	Microsoft Corp.	22,394,880
891,400	Oracle Corp.(a)	15,804,522

		64,269,007

Textiles, Apparel & Luxury Goods 1.7%
526,200	Nike, Inc. (Class B Stock)(b)	26,836,200

	TOTAL LONG-TERM INVESTMENTS (cost $1,472,573,785)	1,547,701,904

SHORT-TERM INVESTMENT 8.0%

AFFILIATED MONEY MARKET MUTUAL FUND

123,863,935	Dryden Core Investment Fund - Taxable Money Market Series (cost $123,863,935; includes $109,451,646 of cash collateral received from securities on loan)(c)(d)	123,863,935

	TOTAL INVESTMENTS 107.5% (cost $1,596,437,720)(e)	1,671,565,839

	Liabilities in excess of other assets (7.5%)	(117,092,411)

	NET ASSETS 100.0%	$1,554,473,428

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $113,909,540; cash collateral of $109,451,646 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on December 31, 2008. Collateral was subsequently received January 2, 2009 and the Fund remained in compliance.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,624,373,541	$216,570,117	$(169,377,819)	$47,192,298

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,671,565,839	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,671,565,839	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and December 31, 2008, the Fund did not use any Significant Unobservable Inputs (Level 3) in determining the valuation of investments.

The Prudential Investment Portfolios, Inc.

Jennison Equity Opportunity Fund

Schedule of Investments

as of December 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS

Aerospace & Defense 2.3%
199,400	Hexcel Corp. (a)	$1,473,566
133,500	Honeywell International, Inc.	4,382,805

		5,856,371

Airlines 4.2%
446,700	Delta Airlines, Inc.(a)	5,119,182
757,800	JetBlue Airways Corp.(a)(b)	5,380,380

		10,499,562

Auto Components 2.2%
453,500	Gentex Corp.	4,004,405
248,400	Goodyear Tire & Rubber Co.(The)(a)(b)	1,482,948

		5,487,353

Capital Markets 7.7%
66,604	Bank of New York Mellon Corp. (The)	1,886,891
337,600	Charles Schwab Corp. (The)	5,458,992
74,300	Eaton Vance Corp.	1,561,043
54,100	Goldman Sachs Group, Inc. (The)	4,565,499
196,300	KKR Private Equity Investors LP, RDU, Private Placement, 144A (cost $4,892,132; purchased 05/03/06 – 05/05/06)(a)(e)	687,050
94,900	Lazard Ltd., “Class A”(b)	2,822,326
143,200	Morgan Stanley (b)	2,296,928

		19,278,729

Chemicals 2.5%
170,400	E.I. du Pont de Nemours & Co.	4,311,120
163,700	Nalco Holdings Co.	1,889,098

		6,200,218

Commercial Services & Supplies 3.5%
226,764	Republic Services, Inc.	5,621,480
91,800	Waste Management, Inc.	3,042,252

		8,663,732

Communications Equipment 4.2%
286,800	Cisco Systems, Inc.(a)	4,674,840
376,200	Motorola, Inc.	1,666,566
276,700	Nokia OYJ, ADR (Finland)(b)	4,316,520

		10,657,926

Computers & Peripherals 1.6%
139,900	Diebold, Inc.	3,929,791

Consumer Finance 1.7%
491,500	SLM Corp.(a)(b)	4,374,350

Containers & Packaging 0.1%
1,132,700	Smurfit-Stone Container Corp.(a)(b)	288,839

Diversified Consumer Services 4.0%
168,000	Career Education Corp.(a)(b)	3,013,920
189,800	H&R Block, Inc.	4,312,256
94,400	Weight Watchers International, Inc.	2,777,248

		10,103,424

Energy Equipment & Services 2.4%
120,300	National Oilwell Varco, Inc.(a)	2,940,132
72,900	Schlumberger Ltd.	3,085,857

		6,025,989

Food & Staples Retailing 1.1%
49,000	Wal-Mart Stores, Inc.	2,746,940

Food Products 5.5%
576,976	Cadbury PLC (United Kingdom)	5,022,917
359,900	ConAgra Foods, Inc.	5,938,350
324,500	Tyson Foods, Inc., “Class A”	2,842,620

		13,803,887

Health Care Equipment & Supplies 2.7%
357,000	Advanced Medical Optics, Inc.(a)(b)	2,359,770
50,200	Alcon, Inc.	4,477,338

		6,837,108

Health Care Providers & Services 1.6%
109,800	Humana, Inc.(a)(b)	4,093,344

Hotels, Restaurants & Leisure 3.0%
75,900	Bally Technologies, Inc.(a)	1,823,877
735,100	Pinnacle Entertainment, Inc.(a)	5,645,568

		7,469,445

Household Durables 2.7%
220,900	Ryland Group, Inc.(b)	3,903,303
133,000	Sony Corp., ADR (Japan)(b)	2,908,710

		6,812,013

Household Products 1.4%
68,800	Kimberly-Clark Corp.	3,628,512

Independent Power Producers & Energy Traders 1.7%
182,500	NRG Energy, Inc.(a)(b)	4,257,725

Insurance 4.2%
102,600	Axis Capital Holdings Ltd.	2,987,712
101,400	StanCorp Financial Group, Inc.	4,235,478
9,712	White Mountains Insurance Group Ltd.	2,594,172
195,400	XL Capital Ltd., “Class A”	722,980

		10,540,342

Internet & Catalog Retail 1.4%
127,160	HSN, Inc.(a)	924,453
411,460	Ticketmaster Entertainment, Inc.(a)	2,641,573

		3,566,026

Internet Software & Services 1.2%
192,650	IAC/InteractiveCorp.(a)(b)	3,030,385

IT Services 1.3%
70,000	CACI International, Inc., “Class A”(a)(b)	3,156,300

Machinery 2.8%
128,700	Dover Corp.	4,236,804
116,700	IDEX Corp.	2,818,305

		7,055,109

Media 8.6%
372,050	Discovery Communications, Inc., “Class A” (a)	5,268,228
166,737	Liberty Global, Inc., “Series C” (a)(b)	2,531,068
215,100	Pearson PLC (United Kingdom)	1,982,360
261,900	Time Warner Cable, Inc. “Class A” (a)	5,617,754
222,243	Viacom, Inc., “Class B” (a)(b)	4,235,952
669,200	Warner Music Group Corp.	2,020,984

		21,656,346

Metals & Mining 1.6%
124,900	Goldcorp, Inc.(b)	3,938,097

Oil, Gas & Consumable Fuels 6.1%
103,200	Marathon Oil Corp.	2,823,552
167,200	Newfield Exploration Co.(a)	3,302,200
79,100	Occidental Petroleum Corp.	4,745,209
74,500	Peabody Energy Corp.	1,694,875
76,300	XTO Energy, Inc.	2,691,101

		15,256,937

Paper & Forest Products 0.1%
204,100	Domtar, Inc.(a)	340,847

Pharmaceuticals 8.0%
50,300	Novartis AG, ADR (Switzerland)	2,502,928

146,900	Pfizer, Inc. (b)	2,601,599
89,100	Shire PLC, ADR (United Kingdom)(b)	3,989,898
194,200	Watson Pharmaceuticals, Inc. (a)(b)	5,159,894
153,800	Wyeth	5,769,038

		20,023,357

Software 4.1%
222,200	Check Point Software Technologies Ltd.(a)	4,219,578
105,600	Manhattan Associates, Inc.(a)(b)	1,669,536
334,400	Symantec Corp.(a)(b)	4,521,088

		10,410,202

Specialty Retail 0.7%
118,500	Urban Outfitters, Inc.(a)	1,775,130

Trading Companies & Distributors 2.7%
429,200	Aircastle Ltd.(b)	2,051,576
556,100	RSC Holdings, Inc.(a)(b)	4,737,972

		6,789,548

Wireless Telecommunication Services 0.7%
904,700	Sprint Nextel Corp.(b)	1,655,601

	Total long-term investments (cost $360,501,174)	250,209,485

SHORT-TERM INVESTMENT 27.1%

AFFILIATED MONEY MARKET MUTUAL FUND

68,178,168	Dryden Core Investment Fund - Taxable Money Market Series (cost $68,178,168; includes $66,203,266 of cash collateral received for securities on loan)(c)(d)	68,178,168

	TOTAL INVESTMENTS (f)(g) 126.7% (cost $428,679,342)	318,387,653

	Liabilities in excess of other assets (26.7%)	(67,194,377)

	NET ASSETS 100.0%	$251,193,276

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR – American Depositary Receipt

RDU – Restricted Depository Unit

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $64,242,167; cash collateral of

$66,203,266 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(e)	Indicates a security restricted to resale. The aggregate cost of such securities was $4,892,132. The aggregate value of $687,050 is approximately 0.3% of net assets.
(f)	As of December 31, 2008, 1 security representing $687,050 and 0.3% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of December 31, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
$432,381,448	$12,295,397	$(126,289,192)	$(113,993,795)

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$317,700,603	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	687,050	—

Total	$318,387,653	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 09/30/08	$1,845,220
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,158,170)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 12/31/08	$687,050

The Prudential Investment Portfolios, Inc.

Dryden Active Allocation Fund

Schedule of Investments

as of December 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.8%
COMMON STOCKS 57.0%

Aerospace & Defense 2.0%
37,554	Boeing Co.(g)	$1,602,429
24,500	General Dynamics Corp.	1,410,955
35,300	Honeywell International, Inc.	1,158,899
300	Lockheed Martin Corp.	25,224
43,500	Northrop Grumman Corp.	1,959,240
32,600	Raytheon Co.	1,663,904
11,300	United Technologies Corp.	605,680

		8,426,331

Air Freight & Logistics 0.3%
1,400	CH Robinson Worldwide, Inc.	77,042
2,500	Dynamex, Inc.(a)	36,875
51,900	Pacer International, Inc.	541,317
9,400	United Parcel Service, Inc., Class B	518,504

		1,173,738

Auto Components 0.2%
25,500	ArvinMeritor, Inc.	72,675
6,800	Fuel Systems Solutions, Inc.(a)(g)	222,768
24,000	Johnson Controls, Inc.	435,840

		731,283

Automobiles
9,800	Harley-Davidson, Inc.(g)	166,306

Beverages 1.2%
33,720	Coca-Cola Co. (The)	1,526,504
110,100	Coca-Cola Enterprises, Inc.	1,324,503
10,900	Dr. Pepper Snapple Group, Inc.(a)	177,125
34,700	PepsiAmericas, Inc.	706,492
24,200	PepsiCo, Inc.	1,325,434

		5,060,058

Biotechnology 1.0%
57,000	Amgen, Inc.(a)(g)	3,291,750
18,900	Biogen Idec, Inc.(a)	900,207

		4,191,957

Capital Markets 1.2%
9,600	Ares Capital Corp.	60,768
13,400	Charles Schwab Corp. (The)	216,678

25,015	Goldman Sachs Group, Inc. (The)	2,111,016
24,500	Hercules Technology Growth Capital, Inc.	194,040
42,400	Merrill Lynch & Co., Inc.	493,536
103,862	Morgan Stanley(g)	1,665,946
5,900	State Street Corp.	232,047

		4,974,031

Chemicals 1.2%
8,400	Air Products and Chemicals, Inc.	422,268
10,500	Airgas, Inc.	409,395
82,100	Ashland, Inc.	862,871
12,501	Celanese Corp., Class A	155,387
45,900	Dow Chemical Co. (The)	692,631
3,500	Eastman Chemical Co.	110,985
4,100	Intrepid Potash, Inc.(a)	85,157
1,100	Monsanto Co.	77,385
19,600	Mosaic Co. (The)	678,160
45,400	Nalco Holdings Co.	523,916
53,200	Terra Industries, Inc.	886,844

		4,904,999

Commercial Banks 1.9%
14,000	BB&T Corp.(g)	384,440
13,400	Huntington Bancshares, Inc.(g)	102,644
2,800	MainSource Financial Group, Inc.	43,400
36,300	Oriental Financial Group, Inc. (Puerto Rico)	219,615
15,100	PNC Financial Services Group, Inc.(g)	739,900
89,400	Regions Financial Corp.	711,624
86,508	U.S. Bancorp.	2,163,565
37,500	Wachovia Corp.	207,750
57,100	Webster Financial Corp.	786,838
81,975	Wells Fargo & Co.	2,416,623

		7,776,399

Commercial Services & Supplies 0.2%
27,300	Deluxe Corp.	408,408
30	Matsuda Sangyo Co. Ltd. (Japan)	298
8,800	R. R. Donnelley & Sons Co.	119,504
11,067	Waste Management, Inc.	366,760

		894,970

Communications Equipment 1.0%
176,366	Cisco Systems, Inc.(a)	2,874,766
61,400	Corning, Inc.	585,142
11,600	F5 Networks, Inc.(a)(g)	265,176
13,100	QUALCOMM, Inc.	469,373

		4,194,457

Computers & Peripherals 2.6%
14,200	Apple, Inc.(a)	1,211,970
156,100	Dell, Inc.(a)	1,598,464
120,511	Hewlett-Packard Co.	4,373,344

34,141	International Business Machines Corp.	2,873,307
9,100	Lexmark International, Inc., Class A(a)(g)	244,790
25,400	QLogic Corp.(a)(g)	341,376
17,600	Western Digital Corp.(a)	201,520

		10,844,771

Construction & Engineering 0.1%
13,700	Fluor Corp.	614,719

Distributors 0.1%
8,200	Genuine Parts Co.	310,452

Diversified Consumer Services 0.2%
8,800	Apollo Group, Inc., Class A(a)(g)	674,256
22,800	Jackson Hewitt Tax Service, Inc.	357,732

		1,031,988

Diversified Financial Services 2.0%
217,003	Bank of America Corp.	3,055,403
246,957	Citigroup, Inc.	1,657,081
8,700	Compass Diversified Holdings	97,875
4,000	Fifth Street Finance Corp.	30,200
5,100	Interactive Brokers Group, Inc.(a)	91,239
83,630	JPMorgan Chase & Co.	2,636,854
11,000	NYSE Euronext	301,180
36,100	PHH Corp.(a)	459,553
5,600	Pico Holdings, Inc.(a)	148,848

		8,478,233

Diversified Telecommunication Services 2.4%
179,710	AT&T, Inc.	5,121,735
100,150	Verizon Communications, Inc.	3,395,085
139,700	Windstream Corp.	1,285,240

		9,802,060

Electric Utilities 1.6%
40,900	American Electric Power Co., Inc.	1,361,152
9,000	Duke Energy Corp.	135,090
46,300	Edison International	1,487,156
10,600	El Paso Electric Co.(a)	191,754
10,200	Entergy Corp.	847,926
5,600	Exelon Corp.	311,416
2,100	FirstEnergy Corp.	102,018
24,900	FPL Group, Inc.	1,253,217
41,800	Pepco Holdings, Inc.	742,368
9,600	PPL Corp.	294,624

		6,726,721

Electrical Equipment 0.7%
9,700	Acuity Brands, Inc.	338,627
60,900	Emerson Electric Co.	2,229,549
18,600	Polypore International, Inc.(a)	140,616

		2,708,792

Electronic Equipment & Instruments 0.3%
27,500	Daktronics, Inc.(g)	257,400
65,100	Tyco Electronics Ltd. (Bermuda)	1,055,271

		1,312,671

Energy Equipment & Services 1.1%
40,600	Complete Production Services, Inc.(a)	330,890
30,500	ENSCO International, Inc.	865,895
45,163	Halliburton Co.	821,063
41,700	Noble Corp.	921,153
31,600	Schlumberger Ltd.	1,337,628
31,700	Superior Energy Services, Inc.(a)	504,981

		4,781,610

Food & Staples Retailing 1.6%
43,498	Kroger Co. (The)	1,148,782
54,878	Safeway, Inc.	1,304,450
11,000	SUPERVALU, Inc.	160,600
22,600	SYSCO Corp.	518,444
65,200	Wal-Mart Stores, Inc.	3,655,112

		6,787,388

Food Products 0.9%
64,800	Archer-Daniels-Midland Co.(g)	1,868,184
17,000	Bunge Ltd.	880,090
12,000	Chiquita Brands International, Inc.(a)	177,360
46,500	ConAgra Foods, Inc.	767,250
1,200	Kraft Foods, Inc.	32,220

		3,725,104

Gas Utilities 0.1%
17,600	Oneok, Inc.	512,512

Health Care Equipment & Supplies 1.3%
34,900	American Medical Systems Holdings, Inc.(a)	313,751
5,600	Baxter International, Inc.	300,104
15,223	Becton Dickinson & Co.	1,041,101
16,700	Boston Scientific Corp.(a)	129,258
36,200	Covidien Ltd.	1,311,888
4,500	Invacare Corp.	69,840
74,700	Medtronic, Inc.	2,347,074

		5,513,016

Health Care Providers & Services 1.5%
35,200	Coventry Health Care, Inc.(a)	523,776
35,700	Express Scripts, Inc.(a)(g)	1,962,786
44,100	Humana, Inc.(a)(g)	1,644,048
43,400	UnitedHealth Group, Inc.	1,154,440
18,600	WellPoint, Inc.(a)(g)	783,618

		6,068,668

Hotels, Restaurants & Leisure 0.5%
7,300	Ameristar Casinos, Inc.	63,072
31,200	Carnival Corp.	758,784
14,600	Landry’s Restaurants, Inc.(g)	169,360
10,568	McDonald’s Corp.	657,224
36,900	Royal Caribbean Cruises Ltd.	507,375

		2,155,815

Household Durables 0.4%
23,300	Harman International Industries, Inc.(g)	389,809
15,900	Jarden Corp.(a)(g)	182,850
79,700	Leggett & Platt, Inc.	1,210,643

		1,783,302

Household Products 2.2%
32,167	Colgate-Palmolive Co.	2,204,726
25,300	Kimberly-Clark Corp.	1,334,322
89,675	Procter & Gamble Co.	5,543,709

		9,082,757

Independent Power Producers & Energy Traders 0.3%
136,600	AES Corp. (The)(a)	1,125,584

Industrial Conglomerates 1.5%
20,300	3M Co.	1,168,062
241,850	General Electric Co.	3,917,970
60,400	Tyco International Ltd. (Bermuda)	1,304,640

		6,390,672

Insurance 1.3%
14,700	Aflac Inc.(g)	673,848
40,600	Allstate Corp. (The)	1,330,056
1,800	American Physicians Capital, Inc.	86,580
21,600	Assurant, Inc.	648,000
2,300	CNA Financial Corp.(a)	37,812
16,900	Delphi Financial Group, Inc.	311,636
37,600	Hartford Financial Services Group, Inc.	617,392
12,000	Loews Corp.	339,000
45,200	MBIA, Inc.(g)	183,964
700	MetLife, Inc.	24,402
10,300	Platinum Underwriters Holdings Ltd.(Bermuda)	371,624
11,400	SeaBright Insurance Holdings, Inc.(a)	133,836
14,600	Travelers Cos., Inc. (The)	659,920
23,000	XL Capital Ltd., Class A (Bermuda)	85,100

		5,503,170

Internet & Catalog Retail 0.1%
5,100	PetMed Express, Inc.(a)	89,913
12,500	Stamps.com, Inc.(a)	122,875

		212,788

Internet Software & Services 0.7%
76,900	EarthLink, Inc.(a)	519,844
19,163	eBay, Inc.(a)	267,515
5,200	Google, Inc., Class A(a)	1,599,780
3,500	Keynote Systems, Inc.(a)	26,985
39,900	Valueclick, Inc.(a)	272,916

		2,687,040

IT Services 0.4%
18,966	Accenture Ltd., Class A (Bermuda)	621,895
12,500	Automatic Data Processing, Inc.	491,750
63,700	Convergys Corp.(a)	408,317

		1,521,962

Machinery 0.5%
7,500	AGCO Corp.(a)	176,925
32,200	Bucyrus International, Inc.	596,344
1,600	Caterpillar, Inc.	71,472
42,000	Cummins, Inc.	1,122,660
11,600	Titan International, Inc.	95,700

		2,063,101

Media 1.5%
57,350	CBS Corp., Class B	469,697
62,500	DIRECTV Group, Inc. (The)(a)(g)	1,431,875
115,300	Gannett Co., Inc.(g)	922,400
106,600	Liberty Media Corp., Class A(a)	1,863,367
23,300	Time Warner, Inc.(g)	234,398
64,575	Walt Disney Co. (The)	1,465,207

		6,386,944

Metals & Mining 0.6%
81,900	AK Steel Holding Corp.	763,308
74,200	Century Aluminum Co.(a)	742,000
5,500	Reliance Steel & Aluminum Co.	109,670
25,500	United States Steel Corp.(g)	948,600

		2,563,578

Multi-line Retail 0.1%
8,400	Big Lots, Inc.(a)	121,716
20,300	J.C. Penney Co., Inc.	399,910
8,200	Macy’s, Inc.(g)	84,870

		606,496

Multi-Utilities 0.6%
12,100	CMS Energy Corp.(g)	122,331
77,000	NiSource, Inc.	844,690
47,200	Public Service Enterprise Group, Inc.	1,376,824

		2,343,845

Office Electronics 0.3%
154,400	Xerox Corp.	1,230,568

Oil, Gas & Consumable Fuels 6.5%
2,700	Apache Corp.	201,231
50,292	Chevron Corp.	3,720,099
62,200	ConocoPhillips	3,221,960
9,600	Devon Energy Corp.	630,816
22,500	EXCO Resources, Inc.(a)	203,850
137,954	Exxon Mobil Corp.	11,012,869
19,200	Forest Oil Corp.(a)	316,608
14,600	Gulfport Energy Corp.(a)	57,670
69,356	Marathon Oil Corp.	1,897,580
11,400	Mariner Energy, Inc.(a)	116,280
78,400	McMoRan Exploration Co.(a)(g)	768,320
23,100	Murphy Oil Corp.	1,024,485
19,300	Occidental Petroleum Corp.	1,157,807
8,000	Overseas Shipholding Group, Inc.	336,880
10,900	Peabody Energy Corp.	247,975
20,600	Southwestern Energy Co.(a)	596,782
20,000	Sunoco, Inc.(g)	869,200
21,200	Valero Energy Corp.	458,768
37,000	Western Refining, Inc.(g)	287,120

		27,126,300

Pharmaceuticals 5.0%
21,400	Abbott Laboratories	1,142,118
600	Allergan, Inc.	24,192
69,000	Bristol-Myers Squibb Co.	1,604,250
67,600	Eli Lilly & Co.	2,722,252
14,000	Forest Laboratories, Inc.(a)	356,580
61,600	Johnson & Johnson	3,685,528
20,600	Medicines Co. (The)(a)(g)	303,438
108,793	Merck & Co., Inc.	3,307,307
208,368	Pfizer, Inc.	3,690,197
43,900	Schering-Plough Corp.	747,617
11,500	ViroPharma, Inc.(a)	149,730
39,700	Warner Chilcott Ltd., Class A (Bermuda)(a)	575,650
67,200	Wyeth	2,520,672

		20,829,531

Real Estate Investment Trusts 0.7%
112,500	Brandywine Realty Trust	867,375
61,000	CapitalSource, Inc.	281,820
65,900	CBL & Associates Properties, Inc.(g)	428,350
24,600	Lexington Realty Trust	123,000
55,200	Pennsylvania Real Estate Investment Trust(g)	411,240
107,200	Sunstone Hotel Investors, Inc.	663,568

		2,775,353

Real Estate Management & Development 0.1%
45,500	CB Richard Ellis Group, Inc.(a)	196,560

Road & Rail 0.9%
4,600	Burlington Northern Santa Fe Corp.(g)	348,266
35,900	Norfolk Southern Corp.(g)	1,689,095
12,000	Ryder System, Inc.	465,360
25,100	Union Pacific Corp.(g)	1,199,780

		3,702,501

Semiconductors & Semiconductor Equipment 1.6%
90,600	Broadcom Corp., Class A(a)	1,537,482
161,200	Intel Corp.(g)	2,363,192
19,200	LSI Corp.(a)	63,168
101,800	National Semiconductor Corp.	1,025,126
29,300	Silicon Laboratories, Inc.(a)(g)	726,054
32,500	Texas Instruments, Inc.	504,400
57,100	Volterra Semiconductor Corp.(a)(g)	408,265

		6,627,687

Software 2.1%
35,700	Adobe Systems, Inc.(a)	760,053
278,313	Microsoft Corp.	5,410,405
38,400	Oracle Corp.(a)	680,832
132,700	Symantec Corp.(a)(g)	1,794,104

		8,645,394

Specialty Retail 0.6%
15,800	Gap, Inc. (The)	211,562
50,300	Home Depot, Inc.	1,157,906
29,600	Limited Brands, Inc	297,184
37,700	TJX Cos, Inc.(g)	775,489

		2,442,141

Textiles, Apparel & Luxury Goods 0.7%
77,700	Coach, Inc.(a)	1,613,829
39,700	Liz Claiborne, Inc.	103,220
9,100	Nike, Inc., Class B(g)	464,100
11,800	Polo Ralph Lauren Corp.	535,838

		2,716,987

Tobacco 1.0%
118,100	Altria Group, Inc.	1,778,586
32,000	Philip Morris International, Inc.	1,392,320
29,000	Reynolds American, Inc.	1,168,990

		4,339,896

Trading Companies & Distributors 0.1%
21,300	WESCO International, Inc.(a)	409,599

	Total common stocks (cost $291,919,069)	237,182,805

PREFERRED STOCK

Banking
	8,000	JPMorgan Chase Capital XXVI (cost $200,000)	195,920

RIGHTS

Diversified Financial Services	Units
	3,628	Fortis Holdings (Belgium) (cost $0)	0

Moody’s Rating* (Unaudited)	Principal Amount (000)
CORPORATE BONDS 10.1%
Aerospace/Defense 0.2%
		BAE Systems Holdings, Inc., Gtd. Notes, 144A,
Baa2	$370	4.75%, 8/15/10	$367,824
		Goodrich Corp., Sr. Unsec. Notes,
Baa2	202	6.80%, 7/01/36	215,666
		United Technologies Corp., Notes,
A2	90	6.125%, 7/15/38	97,810

			681,300

Airlines 0.2%
		American Airlines, Inc., Pass-Thru Certs., Ser. 01-1,
B1	560	6.817%, 5/23/11	358,401
		Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1,
Baa2	38	6.703%, 6/15/21(m)	28,551
		Delta Air Lines, Inc., Pass-Thru Certs.,
Baa1	103	6.821%, 8/10/22	65,305
		Southwest Airlines Co., Sr. Unsec. Notes,
Baa1	200	6.50%, 3/01/12	187,198

			639,455

Automotive
		Johnson Controls, Inc., Sr. Unsec. Notes,
A3	55	5.50%, 1/15/16	42,622

Banking 1.2%
		Banco Bradesco (Cayman Islands), Sr. Sub. Notes,
A2	430	8.75%, 10/24/13	473,000
		Bank of America Corp., Jr. Sub. Notes,
A1	500	8.00%, 12/29/49(h)	359,644
		Bank of America Corp., Sub. Notes,
Aa3	355	5.75%, 8/15/16	331,789
		Bank One Corp., Sub. Notes,
Aa3	400	7.875%, 8/01/10	419,260
		Bear Stearns Cos., Inc, (The), Sr. Unsec. Notes
Aa2	100	5.30%, 10/30/15	96,210
Aa2	90	6.40%, 10/02/17	93,526
Aa2	220	7.25%, 2/01/18	241,088
		Citigroup, Inc., Jr. Sub. Notes,
Baa2	360	8.40%, 4/29/49(h)	237,704

		Citigroup, Inc., Sr. Unsec. Notes,
A2	125	6.875%, 3/05/38	142,236
		Citigroup, Inc., Sub. Notes,
A3	400	5.625%, 8/27/12	374,971
A3	82	5.00%, 9/15/14	72,126
A3	165	6.125%, 8/25/36	147,806
		Depfa ACS Bank (Ireland), 144A,
Aa1	290	5.125%, 3/16/37	209,996
		ICICI Bank Ltd. (India), Bonds, 144A,
Baa2	495	5.29%, 1/12/10(h)	409,613
		ICICI Bank Ltd. (Singapore), Notes, 144A,
Baa2	380	5.75%, 11/16/10	322,875
		JPMorgan Chase & Co., Jr. Sub. Notes,
A1	300	7.90%, 4/29/49(h)	249,549
		MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes,
A2	150	6.346%, 7/25/49	104,508
		Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes,
Aa2	140	7.625%, 9/14/10	136,743
		Wachovia Bank NA., Sub. Notes,
Aa2	450	7.80%, 8/18/10	446,629
		Wells Fargo & Co., Sr. Unsec. Notes,
Aa1	140	4.625%, 8/09/10	140,644
		Wells Fargo Capital XIII, Gtd. Notes,
Aa2	200	7.70%, 12/26/49(h)	165,062

			5,174,979

Brokerage 0.5%
		Goldman Sachs Group, Inc. Sub. Notes,
A2	52	6.75%, 10/01/37	42,217
		Goldman Sachs Group, Inc., Sr. Unsec. Notes,
A1	140	5.45%, 11/01/12	133,547
A1	5	5.125%, 1/15/15	4,587
		Goldman Sachs Group, Inc., Sub. Notes,
A2	10	5.625%, 1/15/17	8,591
A2	385	6.45%, 5/01/36	298,992
		Lehman Brothers Holdings, Inc., Jr. Sub. Notes,
NR	155	6.50%, 7/19/17	16
		Lehman Brothers Holdings, Inc., Sr. Unsec. Notes,
NR	345	5.25%, 2/06/12	32,775
NR	100	6.875%, 5/02/18	9,500
		Merrill Lynch & Co., Inc., Notes, MTN,
A2	125	6.875%, 4/25/18	130,753
		Merrill Lynch & Co., Inc., Sr. Unsec. Notes,
A2	60	4.79%, 8/04/10	58,334
		Merrill Lynch & Co., Inc., Sr. Unsec. Notes, MTN,
A2	340	4.25%, 2/08/10(g)	332,330
A2	170	5.77%, 7/25/11	167,981
A2	125	5.00%, 1/15/15	120,567
		Morgan Stanley, Sr. Unsec. Notes,
A2	150	4.25%, 5/15/10	147,057
		Morgan Stanley, Sr. Unsec. Notes, MTN,
A2	460	5.75%, 10/18/16(g)	386,527

			1,873,774

Building Materials & Construction 0.1%
		American Standard, Inc., Gtd. Notes,
Baa3	160	7.625%, 2/15/10	159,999
		Hanson PLC (United Kingdom), Gtd. Notes,
Ba3	170	7.875%, 9/27/10	68,657
		Lafarge SA (France), Sr. Unsec. Notes,
Baa3	200	6.15%, 7/15/11	174,135

			402,791

Cable 0.3%
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa2	55	9.455%, 11/15/22	61,620
		Comcast Corp., Gtd. Notes,
Baa2	110	6.50%, 11/15/35	109,476
Baa2	40	6.45%, 3/15/37	39,805
Baa2	20	6.95%, 8/15/37	21,061
		Cox Communications, Inc., Sr. Unsec. Notes,
Baa3	270	7.875%, 8/15/09	265,407
Baa3	185	6.75%, 3/15/11	180,082
		Time Warner Cable, Inc., Gtd. Notes,
Baa2	590	5.40%, 7/02/12	550,911

			1,228,362

Capital Goods 0.1%
		Caterpillar Financial Services Corp., Sr. Unsec. Notes, MTN,
A2	50	5.50%, 3/15/16	47,580
		Erac USA Finance Co., Gtd. Notes, 144A,
Baa2	110	5.80%, 10/15/12	92,018
Baa2	296	6.375%, 10/15/17	205,427
Baa2	20	7.00%, 10/15/37	11,016
		FedEx Corp., Gtd. Notes,
Baa2	75	7.25%, 2/15/11	76,191

			432,232

Chemicals 0.2%
		Dow Chemical Co. (The), Sr. Unsec. Notes,
Baa1	60	5.97%, 1/15/09	60,002
Baa1	135	6.125%, 2/01/11	135,183
		Huntsman International LLC, Sec. Notes,
Ba1	400	11.625%, 10/15/10	349,999
		ICI Wilmington, Inc., Gtd. Notes,
A3	75	5.625%, 12/01/13	72,307
		Lubrizol Corp. (The), Gtd. Notes,
Baa2	170	4.625%, 10/01/09	166,981
		Union Carbide Corp., Sr. Unsec. Notes
Ba2	100	7.50%, 6/01/25	82,243

			866,715

Consumer 0.2%
		Avon Products, Inc., Sr. Unsec. Notes,
A2	300	5.75%, 3/01/18	282,266
		Newell Rubbermaid, Inc., Sr. Unsec. Notes,
Baa2	300	6.25%, 4/15/18	241,319

		Whirlpool Corp., Sr. Unsec. Notes,
Baa2	195	6.125%, 6/15/11	173,642

			697,227

Electric 1.0%
		Appalachian Power Co., Sr. Unsec. Notes,
Baa2	125	4.40%, 6/01/10	122,318
		Arizona Public Services Co., Sr. Unsec. Notes,
Baa2	320	6.375%, 10/15/11	301,223
Baa2	35	6.25%, 8/01/16	28,143
		Baltimore Gas & Electric Co., Sr. Unsec. Notes,
Baa2	115	6.35%, 10/01/36	94,643
		Carolina Power & Light Co., First Mtge. Bonds,
A2	105	5.25%, 12/15/15	106,520
		CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge.,
Baa2	160	5.70%, 3/15/13	152,276
Baa2	120	6.95%, 3/15/33	110,331
		Consolidated Edison Co of New York, Inc., Sr. Unsec. Notes,(b)
A1	30	6.75%, 4/01/38	32,054
		Consumers Energy Co., First Mtge. Bonds, Ser. B,
Baa1	65	5.375%, 4/15/13	63,968
		Dominion Resources, Inc., Sr. Unsec. Notes,
Baa2	70	4.75%, 12/15/10	69,215
		Dominion Resources, Inc., Sr. Unsec. Notes, Ser. D,
Baa2	190	5.125%, 12/15/09	189,582
		Duke Energy Carolinas LLC, First. Mtge.,
A2	55	6.05%, 4/15/38	60,336
		E.ON International Finance BV (Netherlands), Bonds, 144A
A2	170	6.65%, 4/30/38	157,903
		El Paso Electric Co., Sr. Unsec. Notes,
Baa2	135	6.00%, 5/15/35	92,538
		Empresa Nacional de Electricidad SA (Chile), Unsec. Notes, Ser. B,
Baa3	220	8.50%, 4/01/09	223,712
		Energy East Corp., Sr. Unsec. Notes,
Baa2	30	6.75%, 9/15/33	24,125
		Exelon Corp., Sr. Unsec. Notes,
Baa1	30	4.90%, 6/15/15	24,595
		Florida Power & Light Co., First Mtge. Bonds,
Aa3	60	5.95%, 10/01/33	66,333
		Georgia Power Co., Sr. Unsub. Notes, Ser. B,
A2	170	5.70%, 6/01/17	169,989
		Indiana Michigan Power Co., Sr. Unsec. Notes, Ser. INDF,
Baa2	90	5.05%, 11/15/14	81,074
		Midamerican Energy Holdings Co., Sr. Unsec. Notes,
Baa1	115	5.95%, 5/15/37	104,277
Baa1	75	5.75%, 4/01/18	73,159
		National Rural Utilities Cooperative Finance Corp., Sr. Unsec. Notes,
A2	35	7.25%, 3/01/12	36,037
		Nevada Power Co., Mortgage Backed Notes,
Baa3	280	6.50%, 5/15/18	269,546
		NiSource Finance Corp., Gtd. Notes,
Baa3	55	5.25%, 9/15/17	33,340
Baa3	70	5.45%, 9/15/20	37,491
		NSTAR Electric Co., Sr. Unsec. Notes
A1	110	4.875%, 4/15/14	110,119
		Oncor Electric Delivery Co., Sr. Sec. Notes,
Baa3	120	7.00%, 9/01/22	112,129

		Pacific Gas & Electric Co., First Mtge., Sr. Unsec. Notes
A3	395	6.05%, 3/01/34	419,512
		PPL Electric Utilities Corp., Sr. Sec. Notes,
A3	400	6.25%, 8/15/09	402,303
		Public Service Co. of New Mexico, Sr. Unsec. Notes,
Baa3	55	7.95%, 5/15/18	44,757
		Public Service Electric & Gas Co., First Mtge., Sec. Notes, MTN,
A3	125	5.80%, 5/01/37	116,982
		Southern California Edison Co., First Mtge. Bonds,
A2	100	4.65%, 4/01/15	99,726
		Xcel Energy, Inc., Sr. Unsec. Notes,
Baa1	36	5.613%, 4/01/17	31,877
Baa1	95	6.50%, 7/01/36	87,222

			4,149,355

Energy - Integrated
		ConocoPhillips Holding Co., Sr. Unsec. Notes,
A1	36	6.95%, 4/15/29	38,740
		TNK-BP Finance SA (Luxembourg), Gtd. Private Placement, Gtd. Notes, 144A,
Baa2	295	7.50%, 7/18/16	153,400

			192,140

Energy - Other 0.2%
		Devon Financing Corp., ULC, Gtd. Notes,
Baa1	71	7.875%, 9/30/31	78,178
		Halliburton Co., Sr. Unsec. Notes,
A2	30	5.50%, 10/15/10	30,641
		Nexen, Inc. (Canada), Sr. Unsec. Notes,
Baa2	25	6.40%, 5/15/37	19,562
		Pioneer Natural Resource Co., Sr. Unsec. Notes
Ba1	330	6.875%, 5/01/18	230,804
		Western Oil Sands, Inc. (Canada), Sr. Sec. Notes,
Baa1	55	8.375%, 5/01/12	52,505
		Woodside Petroleum Ltd. (Australia), Gtd. Notes, 144A,
Baa1	265	5.00%, 11/15/13	265,203
		XTO Energy, Inc., Sr. Unsec. Notes,
Baa2	135	6.25%, 8/01/17	129,637

			806,530

Foods 0.4%
		Bunge Ltd., Gtd. Notes,
Baa2	215	5.35%, 4/15/14	154,244
		Cargill, Inc., Sr. Unsec. Notes, 144A,
A2	375	3.625%, 3/04/09	374,549
A2	150	6.00%, 11/27/17	134,497
		ConAgra Foods, Inc., Sr. Unsec. Notes,
Baa2	81	7.875%, 9/15/10	83,815
		Delhaize Group (Belgium), Sr. Unsec. Notes,
Baa3	110	6.50%, 6/15/17(g)	99,879
		Kraft Foods, Inc., Sr. Unsec. Notes,
Baa2	545	6.125%, 8/23/18	537,301
		Kroger Co. (The), Gtd. Notes,
Baa2	35	6.80%, 4/01/11	36,138

		McDonald’s Corp., Sr. Unsec. Notes, MTN,
A3	225	6.30%, 3/01/38	248,176
		Tricon Global Restaurants, Inc., Sr. Unsec. Notes,
Baa3	35	8.875%, 4/15/11	35,451
		Tyson Foods, Inc., Gtd. Notes,
Ba3	150	7.85%, 4/01/16	111,000

			1,815,050

Foreign Government 0.1%
		DP World Ltd., Bonds, 144A,
A1	390	6.85%, 7/02/37	200,877
		RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec. Notes, 144A,
A3	460	6.299%, 5/15/17	262,200

			463,077

Gaming
		Harrah’s Operating Co., Inc., Gtd. Notes,
Caa3	150	5.50%, 7/01/10	95,250

Health Care & Pharmaceutical 0.6%
		AmerisourceBergen Corp., Gtd. Notes,
Baa3	200	5.625%, 9/15/12	187,262
		AstraZeneca PLC (United Kingdom), Sr. Unsub. Notes,
A1	110	6.45%, 9/15/37	125,035
		Cardinal Health, Inc., Sr. Unsec. Notes,
Baa2	110	5.50%, 6/15/13	103,988
		Genentech, Inc., Sr. Unsec. Notes,
A1	60	4.75%, 7/15/15	60,364
		GlaxoSmithKline Capital, Inc., Gtd. Notes,(b)
A1	150	5.65%, 5/15/18	157,549
A1	320	6.375%, 5/15/38	361,547
		HCA, Inc., Sr. Sec. Notes,
B2	500	9.25%, 11/15/16	458,750
		Laboratory Corp. of America Holdings, Sr. Unsec. Notes,
Baa3	250	5.625%, 12/15/15	210,407
		Merck & Co., Inc., Sr. Unsec. Notes,
Aa3	30	5.95%, 12/01/28	31,951
Aa3	30	5.75%, 11/15/36	31,591
		Schering-Plough Corp., Sr. Unsec. Notes,
Baa1	194	6.00%, 9/15/17	192,042
Baa1	70	6.55%, 9/15/37	70,562
		Teva Pharmaceutical Finance LLC, Gtd. Notes,
Baa2	30	6.15%, 2/01/36	29,659
		Wyeth, Sr. Unsec. Notes,
A3	415	5.95%, 4/01/37	460,769
		Wyeth, Unsub. Sr. Unsec. Notes,
A3	35	5.50%, 2/01/14	35,553
A3	10	6.45%, 2/01/24	11,277

			2,528,306

Health Care Insurance 0.3%
		Aetna, Inc., Sr. Unsub. Notes,
A3	80	5.75%, 6/15/11	78,146
A3	110	6.625%, 6/15/36	91,567

		Cigna Corp., Sr. Unsec. Notes,
Baa2	140	6.15%, 11/15/36	106,526
		Coventry Health Care, Inc., Sr. Unsec. Notes,
Ba1	540	6.125%, 1/15/15	320,832
		UnitedHealth Group, Inc., Sr. Unsec. Notes,
Baa1	290	5.25%, 3/15/11	272,677
Baa1	60	6.00%, 6/15/17	54,026
Baa1	100	6.50%, 6/15/37	83,935
Baa1	80	6.625%, 11/15/37	67,435
Baa1	65	6.875%, 2/15/38	56,915
		WellPoint, Inc., Sr. Unsec. Notes,
Baa1	170	5.00%, 12/15/14	147,664

			1,279,723

Insurance 0.5%
		Allstate Corp. (The), Sr. Sec. Notes,
A2	200	7.20%, 12/01/09	202,184
		American International Group, Inc., Jr. Sub. Debs., 144A,
Baa1	160	8.175%, 5/15/58(h)	62,244
		American International Group, Inc., Sr. Unsec. Notes,
A3	260	4.25%, 5/15/13	191,617
		American International Group, Inc., Sr. Unsec. Notes, MTN,
A3	540	5.85%, 1/16/18	361,954
		AXA SA (France), Sub. Notes,
A3	35	8.60%, 12/15/30	22,917
		Berkshire Hathaway Finance Corp., Gtd. Notes,
Aaa	95	4.75%, 5/15/12	97,520
		Chubb Corp., Sr. Unsec. Notes,
A2	310	6.00%, 11/15/11	310,596
		Hartford Financial Services Group, Inc., Sr. Unsec. Notes
A3	295	6.00%, 1/15/19	214,406
		Liberty Mutual Group, Inc., Bonds, 144A,
Baa2	180	7.00%, 3/15/34	106,850
		Lincoln National Corp., Sr. Unsec. Notes,
A3	110	6.30%, 10/09/37	66,811
		Marsh & Mclennan Cos., Inc., Sr. Unsec. Notes,
Baa2	50	5.15%, 9/15/10	48,671
		MetLife, Inc., Sr. Unsec. Notes,
A2	70	6.125%, 12/01/11	69,044
A2	15	6.375%, 6/15/34	12,417
A2	205	5.70%, 6/15/35	166,937
		St. Paul Travelers Cos., Inc., (The), Sr. Unsec. Notes,
A2	140	6.75%, 6/20/36	145,747
		W.R. Berkley Corp., Sr. Unsec. Notes,
Baa2	110	5.60%, 5/15/15	92,164
Baa2	90	6.15%, 8/15/19	81,662
		XL Capital Ltd. (Cayman Islands), Sr. Unsec. Notes,
Baa2	15	5.25%, 9/15/14	8,330

			2,262,071

Lodging 0.1%
		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes,
Baa3	300	6.25%, 2/15/13	207,000
Baa3	500	6.75%, 5/15/18	275,000

			482,000

Media & Entertainment 0.2%
		News America, Inc., Gtd. Notes,
Baa1	125	7.625%, 11/30/28	125,377
		Time Warner, Inc., Gtd. Notes,
Baa2	160	7.25%, 10/15/17	146,850
		Time Warner, Inc., Gtd. Notes,
Baa2	225	6.75%, 4/15/11	219,685
		Time Warner, Inc., Sr. Unsec. Notes,
Baa2	100	9.15%, 2/01/23	106,650
		Viacom, Inc., Sr. Unsec. Notes,
Baa3	135	6.875%, 4/30/36	106,687
		Viacom, Inc., Sr. Unsec’d. Notes
Baa3	70	6.75%, 10/05/37	53,955

			759,204

Metals 0.3%
		Alcan, Inc. (Canada), Sr. Unsec. Notes,
BBB(d)	70	4.50%, 5/15/13	51,315
BBB(d)	115	5.00%, 6/01/15	85,154
		Alcoa, Inc., Sr. Unsec. Notes,
Baa1	20	5.90%, 2/01/27	13,156
		ArcelorMittal, Sr. Unsec. Notes (Luxembourg)
Baa2	385	5.375%, 6/01/13	290,346
		Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes,
Baa1	400	5.875%, 7/15/13	318,605
		Southern Copper Corp., Sr. Unsec. Notes,
Baa2	95	7.50%, 7/27/35	71,079
		United States Steel Corp., Sr. Unsec. Notes,
Baa3	250	5.65%, 6/01/13	186,990
		Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A,
Baa2	70	5.50%, 11/16/11	54,695

			1,071,340

Non Captive Finance 0.5%
		Capital One Bank, Sr. Sub. Notes,
A3	5	6.50%, 6/13/13	4,456
		Capital One Financial Corp., Sr. Unsec. Notes, MTN,
A3	125	5.70%, 9/15/11	116,563
		CIT Group Funding Co. of Canada (Canada), Gtd. Notes,
Baa1	135	5.20%, 6/01/15	94,777
		Countrywide Financial Corp., Gtd. Notes, MTN,
Aa2	280	5.80%, 6/07/12	272,903
		General Electric Capital Corp., Sr. Unsec. Notes, MTN,
Aaa	90	6.125%, 2/22/11	93,150
Aaa	90	5.875%, 1/14/38	88,097
		Household Finance Corp., Sr. Unsec. Notes,
Aa3	130	4.75%, 5/15/09	129,952
		HSBC Finance Corp., Sr. Unsec. Notes,
Aa3	100	5.70%, 6/01/11	97,519
		International Lease Finance Corp., Sr. Unsec. Notes,
Baa1	120	3.50%, 4/01/09(g)	113,941
Baa1	400	6.375%, 3/25/13	271,718
		SLM Corp., Sr. Unsec. Notes, MTN,
Baa2	860	8.45%, 6/15/18	679,933

			1,963,009

Paper
		Plum Creek Timberlands LP, Gtd. Notes,
Baa3	120	5.875%, 11/15/15	98,011

Pipelines & Other 0.4%
		Atmos Energy Corp., Sr. Unsec. Notes,
Baa3	330	4.00%, 10/15/09	323,197
		CenterPoint Energy Resources Corp., Sr. Unsec. Notes,
Baa3	90	6.25%, 2/01/37	63,532
		Duke Energy Field Services LLC, Sr. Unsec. Notes,
Baa2	365	7.875%, 8/16/10	358,838
		Enterprise Products Operating LP, Gtd. Notes,
Baa3	145	4.625%, 10/15/09	140,438
Baa3	190	4.95%, 6/01/10	181,980
		Enterprise Products Operating LP, Gtd. Notes, Ser. B,
Baa3	35	6.875%, 3/01/33	26,830
		ONEOK Partners LP, Gtd. Notes,
Baa2	85	6.65%, 10/01/36	65,860
		Sempra Energy, Sr. Unsec. Notes,
Baa1	15	6.00%, 2/01/13	14,401
		Spectra Energy Capital LLC, Gtd. Notes,
Baa1	500	6.20%, 4/15/18	433,875
		Spectra Energy Capital LLC, Sr. Unsec. Notes,
Baa1	45	6.25%, 2/15/13	42,817

			1,651,768

Railroads 0.2%
		Burlington Northern Santa Fe Corp., Sr. Unsec. Notes,
Baa1	135	6.70%, 8/01/28	132,115
		CSX Corp., Sr. Unsec. Notes,
Baa3	170	6.15%, 5/01/37	136,036
		Norfolk Southern Corp., Sr. Unsec. Notes,
Baa1	105	5.59%, 5/17/25	94,112
Baa1	4	7.80%, 5/15/27	4,362
		Union Pacific Corp., Sr. Unsec. Notes,
Baa2	275	3.625%, 6/01/10	272,601

			639,226

Real Estate Investment Trusts 0.3%
		Brandywine Operating Partnership, Gtd. Notes,
Baa3	265	5.75%, 4/01/12	198,678
		Mack-Cali Realty LP, Sr. Usnec. Notes,
Baa2	250	7.25%, 3/15/09	246,991
		Post Apartment Homes LP, Sr. Unsec. Notes,
Baa3	90	5.45%, 6/01/12	73,336
Baa3	135	6.30%, 6/01/13	108,723
		Simon Property Group LP, Sr. Unsec. Notes,
A3	500	6.125%, 5/30/18	337,851

			Simon Property Group LP, Unsec. Notes,
A3	280		5.75%, 5/01/12	223,829

				1,189,408

Retail 0.3%
			CVS Caremark Corp., Sr. Unsec. Notes,
Baa2	260		5.75%, 8/15/11	260,899
			Federated Retail Holdings, Inc., Gtd. Notes,
Baa3	175		5.35%, 3/15/12	129,985
Baa3	20		5.90%, 12/01/16	12,142
			Home Depot, Inc., Sr. Unsec. Notes,
Baa1	80		5.875%, 12/16/36	62,728
			May Department Stores Co. (The), Gtd. Notes,
Baa3	30		6.65%, 7/15/24	16,467
			Nordstrom, Inc., Sr. Unsec. Notes,
Baa1	1,000		6.25%, 1/15/18	702,385
			Target Corp., Sr. Unsec. Notes,
A2	300		7.00%, 1/15/38	278,039

				1,462,645

Structured Notes 0.1%
			CDX North America High Yield, Pass-thru Certs, 10T1, 144A,
B3	500		8.875%, 6/29/13	450,000

Technology 0.3%
			Computer Sciences Corp., Sr. Unsec. Notes, 144A,
Baa1	300		6.50%, 3/15/18	258,428
			Dell, Inc., Sr. Unsec’d. Notes
A2	300		4.70%, 4/15/13	282,226
			Electronic Data System Corp., Sr. Unsec. Notes,
A2	25		7.45%, 10/15/29	27,083
			Fiserv, Inc., Gtd. Notes,
Baa2	220		6.125%, 11/20/12	206,698
			Intuit, Inc., Sr. Unsec. Notes,
Baa2	125		5.40%, 3/15/12	113,598
			Jabil Circuit, Inc., Sr. Unsec. Notes,
Ba1	390		5.875%, 7/15/10	356,849

				1,244,882

Telecommunications 1.2%
			America Movil SA de CV (Mexico), Gtd. Notes,
A3	115		6.375%, 3/01/35	97,521
			AT&T Corp., Gtd. Notes,
A2	115		7.30%, 11/15/11	119,481
A2	225		8.00%, 11/15/31	282,630
			AT&T Corp., Sr. Unsec. Notes,
NR	200	(i)	6.00%, 3/15/09	201
			British Telecommunications PLC (United Kingdom), Sr. Unsec. Notes,
Baa1	350		9.125%, 12/15/30	372,030
			Cingular Wireless LLC, Sr. Unsec. Notes,
A2	100		7.125%, 12/15/31	105,096
			Cingular Wireless Services, Inc., Sr. Unsec. Notes,
A2	120		8.125%, 5/01/12	128,684
			Deutsche Telekom International Finance BV(Netherlands), Gtd. Notes,
Baa1	60		8.75%, 6/15/30	73,989

		Embarq Corp., Sr. Unsec. Notes,
Baa3	80	7.082%, 6/01/16	61,600
Baa3	400	7.995%, 6/01/36	270,000
		France Telecom SA (France), Sr. Unsec. Notes,
A3	75	8.50%, 3/01/31	94,162
		Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec. Notes,
Baa2	105	8.00%, 10/01/10	105,966
		New Cingular Wireless Services, Inc., Sr. Unsec. Notes,(b)
A2	380	8.75%, 3/01/31	475,033
		PCCW HKT Capital Ltd. (British Virgin Islands), Gtd. Notes, 144A,
Baa2	555	8.00%, 11/15/11	542,213
		Qwest Capital Funding, Inc., Gtd. Notes,
B1	400	7.00%, 8/03/09	392,000
		Qwest Corp., Sr. Unsec. Notes,
Ba1	400	8.875%, 3/15/12	370,000
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	45	4.00%, 1/15/10	41,400
Baa2	90	5.25%, 11/15/13	68,625
		Telecom Italia Capital SA, Gtd. Notes,
Baa2	225	6.999%, 6/04/18	182,531
		TELUS Corp. (Canada), Sr. Unsec. Notes,
Baa1	250	8.00%, 6/01/11	248,647
		U.S. Cellular Corp., Sr. Unsec. Notes,
Baa2	50	6.70%, 12/15/33	36,035
		Verizon Communications, Inc., Sr. Unsec. Notes,
A3	600	6.10%, 4/15/18	597,835
		Vodafone Group PLC (United Kingdom), Sr. Unsec. Notes,
Baa1	200	7.75%, 2/15/10	204,403

			4,870,082

Tobacco 0.1%
		Altria Group, Inc., Gtd. Notes
Baa1	275	9.70%, 11/10/18	297,228
		Philip Morris International, Inc., Sr. Unsec. Notes,
A2	65	6.375%, 5/16/38	67,604
		Reynolds American, Inc., Sr. Sec. Notes,
Baa3	220	6.75%, 6/15/17	174,633
Baa3	40	7.25%, 6/15/37	26,935

			566,400

		Total corporate bonds (cost $48,996,974)	42,078,934

ASSET BACKED SECURITIES 1.1%
		Accredited Mortgage Loan Trust,
		Ser. 2006-2, Class A1,
Aaa	10	.51%, 9/25/36(h)	9,423
		American Express Credit Account Master Trust,
		Ser. 2004-4, Class C, 144A,
Baa1	230	1.665%, 3/15/12 (h)	194,193
		Ser. 2004-C, Class C, 144A,
Baa1	12	1.695%, 2/15/12 (h)	10,386
		Amortizing Residential Collateral Trust,

		Ser. 2002-BC7, Class M2
CCC(d)	21	1.821%, 10/25/32(h)	2,107
		Ser. 2002-BC9, Class M1,
A1	442	2.121%, 12/25/32(h)	238,217
		CDC Mortgage Capital Trust,
		Ser. 2002-HE3, Class M1,
Baa2	126	2.121%, 3/25/33(h)	75,459
		Centex Home Equity,
		Ser. 2005-A, Class M2,
Aa2	360	.97%, 1/25/35(h)	235,402
		Citibank Credit Card Issuance Trust,
		Ser. 2006-C1, Class C1,
Baa2	300	.91%, 2/20/15(h)	138,788
		Credit-Based Asset Servicing and Securitization,
		Ser. 2005-CB6, Class A3,
Aaa	167	5.12%, 7/25/35	154,181
		Equity One ABS, Inc.,
		Ser. 2004-3, Class M1,
Aa2	260	5.70%, 7/25/34	182,651
		First Franklin Mortgage Loan Asset Backed Certs.,
		Ser. 2005-FFH1, Class M2,
A2	300	.99%, 6/25/36(h)	130,348
		HFC Home Equity Loan Asset Backed Certs.,
		Ser. 2005-2, Class M2,
Aa1	92	.998%, 1/20/35(h)	58,992
		Long Beach Mortgage Loan Trust,
		Ser. 2006-6, Class 2A1,
Aaa	10	.51%, 7/25/36(h)	9,491
		MBNA Master Credit Card Trust,
		Ser. 1999-J, Class A,
Aaa	2,400	7.00%, 2/15/12	2,407,403
		Morgan Stanley ABS Capital I,
		Ser. 2004-NC3, Class M2,
A2	104	2.121%, 3/25/34(h)	72,334
		Morgan Stanley Dean Witter Capital I,
		Ser. 2002-HE1, Class M1,
Aa2	266	1.371%, 7/25/32(h)	146,827
		Ser. 2002-NC4, Class M1,
Aaa	189	1.746%, 9/25/32(h)	112,354
		Residential Asset Securities Corp.,
		Ser. 2004-KS2, Class MI1,
Aa2	44	4.71%, 3/25/34(h)	26,315
		Saxon Asset Securities Trust,
		Ser. 2005-2, Class M2,
Aa2	240	.91%, 10/25/35(h)	106,978
		Securitized Asset Backed Receivables LLC Trust,
		Ser. 2006-FR3, Class A3,
B2	300	.72%, 5/25/36	105,268
		Ser. 2004-OP1, Class M1,
Aa2	265	.98%, 2/25/34(h)	155,445

		Total asset backed securities (cost $6,281,387)	4,572,562

COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
		Banc of America Mortgage Securities, Inc.,
		Ser. 2005-A, Class 2A1,
Aaa	174	4.443%, 2/25/35(h)	115,442
		Ser. 2005-B, Class 2A1,
Aaa	172	4.386%, 3/25/35(h)	105,329
		Bank of America Alternative Loan Trust,
		Ser. 2006-5, Class 3A1,
Aaa	266	6.00%, 6/25/46	196,046
		Series 2005-12, Class 3CB1,
Aaa	699	6.00%, 1/25/36	544,721

		Chase Mortgage Finance Corp.,
		Ser. 2007-A1, Class 1A5,
Aaa	685	4.884%, 2/25/37(h)	522,770
		Countrywide Alternative Loan Trust,
		Ser. 2004-18CB, Class 3A1,
Aaa	247	5.25%, 9/25/19	225,461
		JP Morgan Mortgage Trust,
		Ser. 2007-A1, Class 4A1,
Aaa	494	4.066%, 7/25/35(h)	359,525
		Master Alternative Loan Trust,
		Ser. 2004-4, Class 4A1,
Aaa	321	5.00%, 4/25/19	297,219
		Ser. 2003-8, Class 4A1,
AAA(d)	19	7.00%, 12/25/33	16,145
		Structured Adjustable Rate Mortgage Loan Trust,
		Ser. 2004-1, Class 4A-3,
Aaa	194	5.365%, 2/25/34(h)	120,388
		Washington Mutual Alternative Mortgage Pass-Through Certs.,
		Ser. 2005-1, Class 3A,
AAA(d)	118	5.00%, 3/25/20	94,952

		Total collateralized mortgage obligations (cost $3,389,497)	2,597,998

COMMERCIAL MORTGAGE BACKED SECURITIES 4.5%
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2006-4, Class A3A
Aaa	500	5.60%, 7/10/46	355,788
		Ser. 2003-2, Class A3,
AAA(d)	400	4.873%, 3/11/41(h)	365,765
		Ser. 2004-1, Class XP,
AAA(d)	1,633	.64%, 11/10/39(h)	19,820
		Ser. 2004-2, Class A3,
Aaa	200	4.05%, 11/10/38	189,773
		Ser. 2004-2, Class A4,
Aaa	560	4.153%, 11/10/38	514,010
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E, 144A,
A3	430	6.47%, 11/15/33(h)	265,562
		Ser. 2004-T16, Class X2,
AAA(d)	3,595	.72%, 2/13/46(h)	64,918
		Ser. 2005-T18, Class AAB,
Aaa	350	4.823%, 2/13/42(h)	277,402
		Ser. 2005-T20, Class AAB,
Aaa	500	5.135%, 10/12/42(h)	409,623
		Ser. 2006-BBA7, Class A1, 144A,
Aaa	140	1.305%, 3/15/19	117,890
		C.W. Capital Cobalt Ltd., Ser. 2007-C3, Class A3,
AAA(d)	500	5.82%, 5/15/46(h)	327,709
		Citigroup Commercial Mortgage Trust,
		Ser. 2006-C5, Class ASB,
Aaa	740	5.413%, 10/15/49	551,729
		Commercial Mortgage Acceptance Corporation,
		Ser. 1998-C2, Class X,
AAA(d)	956	1.7011%, 9/15/30(h)	38,704
		Commercial Mortgage Pass-Through Certs.,
		Ser. 2004-LB2A, Class X2,144A,
AAA(d)	1,805	.85%, 3/10/39(h)	26,854
		Credit Suisse First Boston Mortgage Securities Corp.,
		Ser. 2004-C4, Class A4, CONDUIT

Aaa	300	4.283%, 10/15/39	273,458
		Credit Suisse Mortgage Capital Certs.,
		Ser. 2005-C5, Class A4,
AAA(d)	1,200	5.10%, 8/15/38	981,964
		Ser. 2006-C1, Class A4,
AAA(d)	800	5.552%, 2/15/39	649,553
		DLJ Commercial Mortgage Corp.,
		Ser. 2000-CF1, Class A1B,
AAA(d)	573	7.62%, 6/10/33	573,431
		GE Commercial Mortgage Corp.,
		Ser. 2004-C2, Class X2, 144A, PACIO
Aaa	3,464	.53%, 3/10/40(h)	38,190
		GMAC Commercial Mortgage Securities, Inc.,
		Ser. 2005-C1, Class A2,
AAA(d)	481	4.471%, 5/10/43	464,143
		Ser. 2005-C1, Class A5,
AAA(d)	645	4.697%, 5/10/43	522,890
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2003-C1, Class A4,
Aaa	1,300	4.111%, 7/05/35	1,129,482
		Ser. 2005-GG5, Class A5
Aaa	700	5.224%, 4/10/37(h)	575,262
		GS Mortgage Securities Corp. II,
		Ser. 2006-GG6, Class AAB,
AAA(d)	1,300	5.587%, 4/10/38(h)	1,008,241
		J.P. Morgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2005-CB12, Class A4,
Aaa	500	4.895%, 9/12/37	395,212
		Ser. 2005-LDP5, Class A4,
Aaa	700	5.179%, 12/15/44(h)	561,001
		Ser. 2006-CB16. Class ASB,
Aaa	700	5.523%, 5/12/45	533,340
		Ser. 2005-LDP2, Class ASB,
Aaa	1,000	4.659%, 7/15/42	814,367
		Ser. 2006-LDP6, Class X2,
Aaa	26,129	.07%, 4/15/43(h)	85,263
		KeyCorp, Ser. 2000-C1, Class A2,
Aaa	1,449	7.727%, 5/15/32(h)	1,448,495
		LB-UBS Commercial Mortgage Trust,
		Ser. 2003-C5, Class A2,
AAA(d)	6	3.478%, 7/15/27	6,265
		Ser. 2004-C6, Class A5,
AAA(d)	800	4.826%, 8/15/29(h)	713,013
		Ser. 2005-C3, Class A3
Aaa	500	4.647%, 7/15/30	437,504
		Lehman Brothers Floating Rate Commercial Mortgage Trust,
		Ser. 2006-LLFA, Class A1, 144A,
Aaa	22	1.275%, 9/15/21(h)	16,572
		Merrill Lynch Mortgage Trust,
		Ser. 2004-Key2, Class A3,
Aaa	400	4.615%, 8/12/39	356,530
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	430	5.909%, 6/12/46(h)	344,522
		Ser. 2007-7, Class ASB,
Aaa	1,500	5.745%, 6/12/50(h)	1,069,795

		Morgan Stanley Capital I,
		Ser. 2004-HQ3, Class A2,
Aaa	148	4.05%, 1/13/41	140,892
		Ser. 2007-HQ11, Class AAB,
Aaa	1,000	5.444%, 2/12/44	715,587
		Ser. 2007-T27, Class AAB,
AAA(d)	260	5.65%, 6/11/42(h)	194,476
		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2003-C3, Class A-2,
AAA(d)	1,100	4.867%, 2/15/35	979,303

	Total commercial mortgage backed securities (cost $22,498,464)		18,554,298

MORTGAGE BACKED SECURITIES 17.5%
		Federal Home Loan Mortgage Corp.,
	2,262	4.50%, 2/1/19 - 7/1/20	2,322,252
	2,394	5.00%, 7/1/18 - 4/1/34	2,465,120
	500	5.00%, TBA 30 YR(c)	510,938
	513	5.222%, 12/1/35	521,183
	3,126	5.50%, 12/1/33 - 10/1/37	3,204,338
	10,500	5.50%, TBA 30 YR(c)	10,746,100
	631	6.00%, 1/1/34	651,901
	500	7.00%, 6/1/14 - 11/1/33	525,021
		Federal National Mortgage Association,
	285	4.00%, 5/1/19	289,943
	3,758	4.50%, 11/1/18 - 3/1/34	3,851,724
	2,762	5.00%, 10/1/18 - 5/1/38	2,828,194
	9,000	5.00%, TBA 30 YR	9,188,443
	7,005	5.50%, 12/1/16 - 2/1/34	7,205,606
	2,198	5.95%, 7/1/37	2,260,975
	5,592	6.00%, 9/1/13 - 8/1/38	5,777,536
	9,000	6.00%, TBA 30 YR(c)	9,264,376
	5,144	6.50%, 5/1/13 - 10/1/37	5,352,809
	92	7.00%, 6/1/32	97,286
	7	7.50%, 9/1/30	7,828
	17	8.00%, 12/1/23	18,503
	14	8.50%, 2/1/28	15,002
		Government National Mortgage Association,
	3,538	5.50%, 12/15/33 - 2/15/36	3,653,711
	1,000	6.00%, TBA 30 YR(c)	1,031,562
	676	6.50%, 12/15/23 - 8/15/32	708,508
	142	7.00%, 6/15/24 - 5/15/31	151,023
	21	7.50%, 12/15/29 - 5/15/31	23,127
	146	8.00%, 12/15/22 - 6/15/25	155,205

	Total mortgage backed securities (cost $71,317,272)		72,828,214

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.3%
		Federal Farm Credit Bank
	475	3.875%, 10/7/13	504,856
		Federal Home Loan Bank,
	775	4.50%, 5/13/11	832,454
	130	5.00%, 11/17/17	149,045
	435	5.625%, 6/11/21	501,231

545	5.75%, 5/15/12	611,134
	Federal Home Loan Mortgage Corp.,
700	4.125%, 9/27/13	754,269
560	4.75%, 1/18/11 - 1/19/16	624,859
255	4.875%, 6/13/18(g)	293,069
680	5.25%, 4/18/16	774,319
	Federal National Mortgage Association,
1,930	2.875%, 12/11/13	1,976,846
605	5.00%, 2/16/12	663,824
95	5.375%, 6/12/17	110,990
265	6.125%, 3/15/12	300,979
	General Electric Cap Corp., FDIC Gtd. Notes
1,030	3.00%, 12/9/11	1,064,865
	Tennessee Valley Authority, Notes,
280	4.50%, 4/1/18	308,896

Total U.S. government agency obligations (cost $8,894,857)		9,471,636

U.S. GOVERNMENT TREASURY SECURITIES 1.7%
	United States Treasury Bonds,
775	4.375%, 2/15/38(b)(g)	1,038,016
205	4.50%, 5/15/38	279,793
35	8.750%, 8/15/20	54,638
	United States Treasury Inflation Index,
490	1.875%, 7/15/13(g)	460,877
727	2.00%, 1/15/14(g)	688,773
1,182	2.375%, 1/15/17	1,172,383
	United States Treasury Notes,
1,095	1.50%, 12/31/13	1,092,519
15	4.00%, 9/30/09	15,404
	United States Treasury Strips,
545	3.01%, 2/15/19(g)(l)	403,700
275	3.81%, 2/15/20(g)(l)	192,284
1,195	3.94%, 5/15/20(g)(l)	821,756
530	4.21%, 11/15/21(g)(l)	343,619
1,035	4.25%, 8/15/29(l)	547,818

	Total U.S. government treasury securities (cost $6,530,183)	7,111,580

	Total long-term investments (cost $460,027,703)	394,593,947

SHORT-TERM INVESTMENTS 20.8%
U.S. GOVERNMENT TREASURY SECURITIES 0.2%
	United States Treasury Bill,
1,000	0.10%, 6/11/09(j) (cost $999,553)	999,413

Shares

AFFILATED MUTUAL FUNDS 20.6%
3,036,211	Dryden Core Investment Fund - Short Term Bond Series (cost $30,059,242)(f)	22,346,516

63,162,896	Dryden Core Investment Fund - Taxable Money Market Series (cost $63,162,896; includes $36,578,099 of cash collateral for securities on loan)(e)(f)	63,162,896

	Total affiliated mutual funds (cost $93,223,138)	85,509,412

	Total short-term investments (cost $94,221,691)	86,508,825

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 115.6% (cost $554,249,394)	481,102,772

Principal Amount (000)
SECURITIES SOLD SHORT (1.0%)
MORTGAGE BACKED SECURITIES
	Federal National Mortgage Association,
$1,000	4.50%, TBA 15 YR	(1,021,875)
3,000	5.50%, TBA 30 YR	(3,075,000)

	TOTAL SECURITIES SOLD SHORT (proceeds $4,088,281)	(4,096,875)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT(k) 114.6% (cost $550,161,113)(n)	477,005,897
	LIABILITIES IN EXCESS OF OTHER ASSETS(o) (14.6%)	(60,911,490)

	NET ASSETS 100.0%	$416,094,407

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

MTN— Medium Term Notes

NA—National Association

NR—Not Rated by Moody’s or Standard & Poor’s

TBA—To Be Announced

*	The ratings reflected are as of December 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.
(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.
(c)	Principal amount of $21,552,976 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Standard and Poor’s Rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund— Short-Term Bond Series.
(g)	All or a portion of security is on loan. The aggregate market value of such securities is $35,398,550; cash collateral of $36,578,099 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(h)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2008.
(i)	Amount is actual; not rounded to thousands.
(j)	Rate quoted represents yield-to-maturity as of purchase date.
(k)	As of December 31, 2008, one security representing $298 and 0.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.

(l)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.
(m)	Indicates a security that has been deemed illiquid.
(n)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
$552,278,036	$22,102,458	$(97,374,597)	$(75,272,139)

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial future contracts, interest rate swaps and credit default swaps as follows:

Open future contracts outstanding at December 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2008	Unrealized Appreciation (Depreciation)
	Long Positions:
15	2-Yr. U.S. T-Notes	Mar-09	$3,246,588	$3,270,938	$24,350
30	S&P 500 Index	Mar-09	6,736,250	6,750,750	14,500
43	U.S. Long Bond	Mar-09	5,449,446	5,936,016	486,569
18	10-Yr. U.S. T-Notes	Mar-09	2,119,065	2,263,500	144,435
22	5-Yr. U.S. T-Notes	Mar-09	2,627,980	2,619,203	(8,777)

					$661,077

Interest rate swap agreements outstanding at December 31, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ Depreciation
Deutsche Bank AG(a)	8/15/2015	$235	3.712%	3 month LIBOR	$(19,689)
Merrill Lynch Capital Services, Inc.(a)	5/15/2016	465	4.397%	3 month LIBOR	(62,513)
Deutsche Bank AG(a)	5/15/2016	85	4.490%	3 month LIBOR	(11,965)
Merrill Lynch Capital Services, Inc.(b)	10/10/2013	465	3.784%	3 month LIBOR	33,871
Citibank, NA(b)	10/20/2013	465	4.059%	3 month LIBOR	39,796

					$(20,500)

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at December 31, 2008:

Credit Default Swaps on Corporate Issues-Buy Protection(1):

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation/ (Depreciation)
Citibank, NA	9/20/2012	$700	0.32%	Altria Group, Inc.	$24,992
				7.00%, due 11/04/13
Barclays Bank PLC	9/20/2012	700	0.60%	Fortune Brands, Inc.	32,329
				5.375%, due 01/15/16
Deutsche Bank AG	6/20/2013	400	2.00%	International Lease Finance Corp.	78,467
				4.15%, due 01/20/15
Goldman Sachs International, Inc.	9/20/2013	300	1.02%	Anheusher-Busch Cos., Inc.	13,369
				5.625%, due 10/01/10
JPMorgan Chase Bank	6/20/2014	240	0.65%	Bunge Ltd. Finance Corp.	53,632
				5.35%, due 04/15/14
Merrill Lynch Capital Services, Inc.	9/20/2016	150	1.73%	Tyson Foods, Inc.	21,723
				6.85%, due 04/01/16
Morgan Stanley Capital Services, Inc.	3/20/2018	300	0.70%	Avon Products, Inc.	6,501
				7.15%, due 11/15/09
Deutsche Bank AG	3/20/2018	1,000	0.99%	Nordstrom, Inc.	221,253
				6.95%, due 03/15/28
Barclays Bank, PLC	3/20/2018	300	1.22%	Computer Sciences Corp.	(3,913)
				5.00%, due 02/15/13
Credit Suisse International	6/20/2018	600	0.97%	Verizon Communications, Inc.	20,608
				4.90%, due 09/15/15
Morgan Stanley Capital Services, Inc.	6/20/2018	500	0.97%	Simon Property Group L.P.	149,591
				5.25%, due 12/01/18
Morgan Stanley Capital Services, Inc.	6/20/2018	300	1.00%	Newell Rubbermaid, Inc.	18,954
				6.35%, due 07/15/28
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.13%	Spectra Energy Capital LLC	30,111
				6.25%, due 02/15/13
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.45%	Starwood Hotel & Resorts Worldwide, Inc.	132,348
				6.75%, due 05/15/18
Merrill Lynch Capital Services, Inc.	6/20/2018	300	3.05%	SLM Corp.	55,619
				5.125%, due 08/27/12

					$855,584

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index of (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$322,887,841	$661,077
Level 2 - Other Significant Observable Inputs	154,118,056	835,084
Level 3 - Significant Unobservable Inputs	—	—

Total	$477,005,897	$1,496,161

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)
Balance as of 9/30/08	$328,394	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(328,394)	—

Balance as of 12/31/08	—	—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

When issued securities, delayed delivery securities and forward commitments. A Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. A Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Portfolio at an established price with payment and delivery taking place in the future. When a Portfolio purchases securities in these transactions, the Portfolio segregates liquid securities in an amount equal to the amount of its purchase commitments.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds (other than ETF’s, which are valued as exchange traded securities), are valued at the closing net asset value per share of each underlying fund as reported on each business day.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Short-Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Taxable Money Market Series (the “Portfolios”) of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 20, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 20, 2009

*	Print the name and title of each signing officer under his or her signature.